Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
December 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Air Freight & Logistics-0.88%
ZTO Express (Cayman), Inc., ADR (China)	40,258	$1,081,732
Automobiles-1.73%
NIO, Inc., ADR (China)(b)	137,457	1,340,206
Tata Motors Ltd., ADR (India)(b)	34,071	787,381
		2,127,587
Banks-17.76%
Banco Bradesco S.A., ADR (Brazil)	514,885	1,482,869
Banco de Chile, ADR (Chile)	21,020	437,637
HDFC Bank Ltd., ADR (India)	129,957	8,890,358
ICICI Bank Ltd., ADR (India)	249,658	5,465,014
Itau Unibanco Holding S.A., ADR (Brazil)	468,985	2,208,919
KB Financial Group, Inc., ADR (South Korea)	37,199	1,438,113
Shinhan Financial Group Co. Ltd., ADR (South Korea)	49,642	1,386,501
Woori Financial Group, Inc., ADR (South Korea)	20,904	575,487
		21,884,898
Beverages-2.07%
Ambev S.A., ADR (Brazil)	426,810	1,160,923
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	17,779	1,388,896
		2,549,819
Biotechnology-1.13%
BeiGene Ltd., ADR (China)(b)	6,326	1,391,340
Chemicals-1.61%
Sasol Ltd., ADR (South Africa)	56,480	887,301
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	13,822	1,103,548
		1,990,849
Construction Materials-0.48%
Cemex S.A.B. de C.V., ADR (Mexico)(b)	146,502	593,333
Diversified Consumer Services-0.41%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	14,453	503,253
Diversified Telecommunication Services-1.98%
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	36,788	1,346,073
PT Telkom Indonesia (Persero) Tbk, ADR (Indonesia)	46,019	1,097,553
		2,443,626
Electric Utilities-1.14%
Centrais Eletricas Brasileiras S.A., ADR (Brazil)	123,233	977,238
Korea Electric Power Corp., ADR (South Korea)(b)	49,704	429,442
		1,406,680
Entertainment-2.09%
NetEase, Inc., ADR (China)	35,445	2,574,370
Hotels, Restaurants & Leisure-1.91%
H World Group Ltd., ADR (China)	13,704	581,324
Trip.com Group Ltd., ADR (China)(b)	51,551	1,773,354
		2,354,678
Interactive Media & Services-2.48%
Baidu, Inc., ADR (China)(b)	26,676	3,051,201
	Shares	Value
Internet & Direct Marketing Retail-20.98%
Alibaba Group Holding Ltd., ADR (China)(b)	182,713	$16,095,188
JD.com, Inc., ADR (China)	97,403	5,467,231
Pinduoduo, Inc., ADR (China)(b)	52,618	4,290,998
		25,853,417
IT Services-5.60%
Infosys Ltd., ADR (India)	345,995	6,231,370
Wipro Ltd., ADR (India)	143,352	668,020
		6,899,390
Metals & Mining-8.51%
AngloGold Ashanti Ltd., ADR (Australia)	40,505	786,607
Gerdau S.A., ADR (Brazil)	100,205	555,136
Gold Fields Ltd., ADR (South Africa)	86,268	892,874
POSCO Holdings, Inc., ADR (South Korea)	28,483	1,551,469
Sibanye Stillwater Ltd., ADR (South Africa)	68,479	729,986
Vale S.A., ADR (Brazil)	352,086	5,974,899
		10,490,971
Oil, Gas & Consumable Fuels-3.23%
Petroleo Brasileiro S.A., ADR (Brazil)	180,072	1,917,767
Petroleo Brasileiro S.A., ADR, Preference Shares (Brazil)	222,291	2,065,083
		3,982,850
Paper & Forest Products-0.57%
Suzano S.A., ADR (Brazil)	76,412	706,047
Pharmaceuticals-0.49%
Dr. Reddy’s Laboratories Ltd., ADR (India)	11,762	608,684
Real Estate Management & Development-0.74%
KE Holdings, Inc., ADR (China)(b)	65,675	916,823
Semiconductors & Semiconductor Equipment-21.33%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	164,726	1,032,832
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	319,324	23,786,445
United Microelectronics Corp., ADR (Taiwan)	224,694	1,467,252
		26,286,529
Transportation Infrastructure-0.75%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)	3,505	504,054
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)	1,823	424,741
		928,795
Water Utilities-0.29%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	33,075	352,580
Wireless Telecommunication Services-1.68%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	92,471	1,682,972
SK Telecom Co. Ltd., ADR (South Korea)	18,680	384,621
		2,067,593
TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $138,195,304)		123,047,045
OTHER ASSETS LESS LIABILITIES-0.16%		193,715
NET ASSETS-100.00%		$123,240,760

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)—(continued)
December 31, 2022
(Unaudited)
This Fund has holdings greater than 10% of net assets in the following country:
China	31.70%
Taiwan	22.42%
India	18.38%
Brazil	14.12%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2022, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.